Taxes - Income tax - Corporate income tax on other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Actuarial gains and losses on post-employment benefits, gross amount	€ (31)	€ (109)	€ 45
Assets at fair value, gross amount	94	(16)	(30)
Cash flow hedges, gross amount	22	144	(67)
Translation adjustment, gross amount	(414)	78	(7)
Total presented in other comprehensive income, gross amount	(328)	97	(59)
Actuarial gains and losses on post-employment benefits, deferred tax	6	30	(6)
Cash flow hedges, deferred tax	(10)	(47)	18
Total presented in other comprehensive income, deferred tax	€ (4)	€ (17)	€ 12